Deposits	12 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits

Note 8—Deposits

	September 30,
	2012		2011
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)
Demand deposits:
Non-interest bearing deposits	$27,749	—	$17,183	—
Interest bearing deposits	47,365	0.39%	29,395	0.71%

	75,114	0.24%	46,578	0.45%
Savings and club deposits	41,791	0.25%	40,284	0.40%
Certificates of deposit	86,611	1.41%	107,880	1.57%

	$203,516	0.74%	$194,742	1.06%

The scheduled maturities of certificates of deposit are as follows:

Years Ending September 30, (In thousands)
2013	$35,329
2014	9,033
2015	4,286
2016	28,154
2017	9,809

$86,611

The aggregate amount of certificates of deposit with balances of $100,000 or more totaled approximately $37.1 million and $59.4 million at September 30, 2012 and 2011, respectively. Deposits in excess of $250,000 are generally not insured by FDIC.

Interest expense on deposits consists of the following:

	Years Ended September 30,
	2012	2011
	(In thousands)
Demand deposits	$184	$218
Savings and club deposits	136	158
Certificates of deposit	1,592	1,576

	$1,912	$1,952